Other Receivables (Details Textual)	2 Months Ended
	Jul. 31, 2016 Property	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Receivables [Abstract]
Number of properties sold which acquired through foreclosure | Property	2
Other receivables | $		$ 178,231	$ 182,842	$ 17,500
Accrued interest rate on other receivables			12.00%